Capital Stock (Details) - Schedule of Outstanding Stock Options - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Outstanding Stock Options [Abstract]
Number of Stock Options, Beginning Balance	365,000
Weighted Average Exercise Price, Beginning Balance	$ 4.1
Number of Stock Options, Granted	90,000	365,000
Weighted Average Exercise Price, Granted	$ 2.21	$ 4.1
Number of Stock Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Stock Options, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Stock Options, Ending Balance	455,000	365,000
Weighted Average Exercise Price, Ending Balance	$ 3.73	$ 4.1